Long-term Customer Financing and Sales Of Receivables	12 Months Ended
Dec. 31, 2013
Long-Term Customer Financing And Sales Of Receivables [Abstract]
Long-term Customer Financing and Sales Of Receivables
Long-term Customer Financing and Sales of Receivables
Long-term Customer Financing
Long-term receivables consist of trade receivables with payment terms greater than twelve months, long-term loans and lease receivables under sales-type leases. Long-term receivables consist of the following:

December 31	2013	2012
Long-term receivables	$27	$73
Less current portion	(26)	(31)
Non-current long-term receivables, net	$1	$42

The current portion of long-term receivables is included in Accounts receivable and the non-current portion of long-term receivables is included in Other assets in the Company’s consolidated balance sheets. There was no Interest income recognized on long-term receivables for the year ended December 31, 2013. Interest income recognized on long-term receivables for the years ended 2012 and 2011 was $5 million and $15 million, respectively.
Certain purchasers of the Company's products and services may request that the Company provide long-term financing (defined as financing with a term greater than one year) in connection with the sale of products and services. These requests may include all or a portion of the purchase price of the products and services. The Company's obligation to provide long-term financing may be conditioned on the issuance of a letter of credit in favor of the Company by a reputable bank to support the purchaser's credit or a pre-existing commitment from a reputable bank to purchase the long-term receivables from the Company. The Company had outstanding commitments to provide long-term financing to third-parties totaling $50 million at December 31, 2013, compared to $41 million at December 31, 2012.
Sales of Receivables
From time to time, the Company sells accounts receivable and long-term receivables to third-parties under one-time arrangements while others are sold to third-parties under committed facilities. The Company may or may not retain the obligation to service the sold accounts receivable and long-term receivables.
The following table summarizes the proceeds received from sales of accounts receivable and long-term receivables for the years ended December 31, 2013, 2012 and 2011.

Years ended December 31	2013	2012	2011
Cumulative annual proceeds received from sales:
Accounts receivable sales proceeds	$14	$12	$8
Long-term receivables sales proceeds	131	178	224
Total proceeds from receivable sales	$145	$190	$232

At December 31, 2013, the Company had retained servicing obligations for $434 million of long-term receivables, compared to $375 million of long-term receivables at December 31, 2012. Servicing obligations are limited to collection activities of the sales of accounts receivables and long-term receivables.
Credit Quality of Customer Financing Receivables and Allowance for Credit Losses
An aging analysis of financing receivables at December 31, 2013 and December 31, 2012 is as follows:

December 31, 2013	Total Long-term Receivable	Current Billed Due	Past Due Under 90 Days	Past Due Over 90 Days
Municipal leases secured tax exempt	$1	$—	$—	$—
Commercial loans and leases secured	26	10	2	10
Total gross long-term receivables, including current portion	$27	$10	$2	$10

December 31, 2012	Total Long-term Receivable	Current Billed Due	Past Due Under 90 Days	Past Due Over 90 Days
Municipal leases secured tax exempt	$23	$—	$—	$—
Commercial loans and leases secured	50	—	2	4
Total gross long-term receivables, including current portion	$73	$—	$2	$4

The Company uses an internally developed credit risk rating system for establishing customer credit limits. This system is aligned and comparable to the rating systems utilized by independent rating agencies.
The Company’s policy for valuing the allowance for credit losses is to review all customer financing receivables for collectability on an individual receivable basis. For those receivables where collection risk is probable, the Company calculates the value of impairment based on the net present value of expected future cash flows from the customer.
The Company had a total of $10 million of financing receivables past due over 90 days as of December 31, 2013 in relation to two loans. The Company is not accruing interest on these loans as of December 31, 2013, which are adequately reserved.